Related party transactions	9 Months Ended
Sep. 30, 2019
Related party transactions
Related party transactions

16.Related party transactions

Related party balances

The following amounts are due to related parties:

	September 30,	December 31,
	2019	2018
Shareholder loan	$3,115	$6,230
Due to related parties (Note 7)	367,413	83,331
	$370,528	$89,561

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

Key management personnel compensation

	Three months ended		Nine months ended
	September 30, 2019	September 30, 2018	September 30,	September 30,
	2019	2018	2019	2018
Consulting fees	$137,569	$90,166	$382,701	$222,166
Salaries	217,017	139,440	515,684	284,000
Director fees	135,723	52,178	296,201	97,779
Stock-based compensation	1,372,613	367,611	3,328,759	1,322,406
	$1,862,922	$649,395	$4,523,345	$1,926,351